NON-RECOURSE BORROWINGS - Schedule of Subsidiary Borrowings By Currency (Details) R$ in Millions, $ in Millions, $ in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Subsidiary Borrowings	$ 15,140			$ 12,876
U.S. dollars
Disclosure of detailed information about borrowings [line items]
Subsidiary Borrowings	7,850			6,362
Canadian dollars
Disclosure of detailed information about borrowings [line items]
Subsidiary Borrowings	7,217	$ 9,776		6,429	$ 8,130
Brazil, Brazil Real
Disclosure of detailed information about borrowings [line items]
Subsidiary Borrowings	$ 73		R$ 381	$ 85		R$ 472